VIRTUS KAR Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.6%
Communication Services—15.2%
Auto Trader Group plc	37,947,329	$ 380,091
Autohome, Inc. ADR	4,885,180	144,015
MediaAlpha, Inc. Class A(1)(2)	4,646,036	71,735
Rightmove plc	34,580,960	372,116
		967,957

Consumer Discretionary—14.2%
Dream Finders Homes, Inc. Class A(2)(3)	1,220,314	23,735
Fox Factory Holding Corp.(1)(2)	3,487,978	593,305
Ollie’s Bargain Outlet Holdings, Inc.(1)(2)	4,713,672	241,293
Olo, Inc. Class A(2)	1,921,045	39,977
		898,310

Consumer Staples—3.6%
Chefs’ Warehouse, Inc. (The)(1)(2)	2,454,523	81,736
Grocery Outlet Holding Corp.(2)	3,531,412	99,868
PriceSmart, Inc.	640,298	46,850
		228,454

Financials—25.1%
FactSet Research Systems, Inc.	356,708	173,364
Goosehead Insurance, Inc. Class A	778,700	101,293
Interactive Brokers Group, Inc. Class A	2,997,856	238,090
MarketAxess Holdings, Inc.	330,985	136,124
Morningstar, Inc.	907,942	310,507
Oportun Financial Corp.(1)(2)	2,635,930	53,378
Ryan Specialty Group Holdings, Inc. Class A(1)(2)(3)	10,175,150	410,567
ServisFirst Bancshares, Inc.	2,044,842	173,689
		1,597,012

Health Care—3.8%
Mesa Laboratories, Inc.	85,353	28,003
National Research Corp.(1)	2,409,518	100,043
U.S. Physical Therapy, Inc.(1)	1,185,000	113,227
		241,273

Industrials—8.3%
AAON, Inc.(1)	3,359,400	266,837
HEICO Corp. Class A	1,267,383	162,884
Omega Flex, Inc.(1)	758,755	96,324
		526,045

Information Technology—28.4%
Aspen Technology, Inc.(2)	1,468,926	223,571
Avalara, Inc.(2)	1,420,000	183,336
Bill.com Holdings, Inc.(2)	2,254,005	561,585
Blackline, Inc.(2)	2,390,403	247,502
Duck Creek Technologies, Inc.(1)(2)	8,694,221	261,783
nCino, Inc.(2)	2,821,202	154,771
	Shares	Value

Information Technology—continued
NVE Corp.(1)	412,690	$ 28,187
SPS Commerce, Inc.(2)	1,009,164	143,655
		1,804,390

Total Common Stocks (Identified Cost $3,364,558)		6,263,441

Total Long-Term Investments—98.6% (Identified Cost $3,364,558)		6,263,441

Short-Term Investment—1.5%
Money Market Mutual Fund—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)	97,589,131	97,589
Total Short-Term Investment (Identified Cost $97,589)		97,589

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)(5)	17,776,051	17,776
Total Securities Lending Collateral (Identified Cost $17,776)		17,776

TOTAL INVESTMENTS—100.4% (Identified Cost $3,479,923)		$6,378,806
Other assets and liabilities, net—(0.4)%		(24,203)
NET ASSETS—100.0%		$6,354,603

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Affiliated investment.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	86%
United Kingdom	12
China	2
Total	100%
† % of total investments as of December 31, 2021.
See Notes to Schedule of Investments

VIRTUS KAR Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$6,263,441	$6,263,441
Securities Lending Collateral	17,776	17,776
Money Market Mutual Fund	97,589	97,589
Total Investments	$6,378,806	$6,378,806
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
See Notes to Schedule of Investments

VIRTUS KAR SMALL-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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